Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.
Entity Central Index Key	0001069258
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false